Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of impact to previously presented financial statements
	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Ordinary shares subject to possible redemption	$2,149,607	$13,215,384	$15,364,991
Ordinary shares	$2,410,382	$(2,410,382)	$-
Retained earnings (accumulated deficit)	$2,589,624	$(10,805,002)	$(8,215,378)
Total shareholders’ equity (deficit)	$5,000,006	$(13,215,384)	$(8,215,378)

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of September 30, 2021
Ordinary shares subject to possible redemption	$220,476	$14,316,536	$14,537,012
Ordinary shares	$3,480,585	$(3,299,131)	$181,454
Retained earnings (accumulated deficit)	$1,519,418	$(11,017,405)	$(9,497,987)
Total shareholders’ equity (deficit)	$5,000,003	$(14,316,536)	$(9,316,533)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Three Months Ended September 30, 2020
Net loss	$(84,230)	$-	$(84,230)
Less: income attributable to ordinary shares subject to possible redemption	$(59)	$59	$-
Adjusted net loss	$(84,289)	$84,289	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,414,480	1,414,480
Basic and diluted net loss per redeemable ordinary share	$-	$(0.06)	$(0.06)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,387,754	(1,185,996)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.04)	$(0.06)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Nine Months Ended September 30, 2020
Net income	$202,621	$-	$202,621
Less: income attributable to ordinary shares subject to possible redemption	$(86,089)	$86,089	$-
Adjusted net income	$116,532	$(116,532)	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	5,605,649	5,605,649
Basic and diluted net loss per redeemable ordinary share	$-	$(0.20)	$(0.20)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,340,885	(1,139,127)	3,201,758
Basic and diluted net income (loss) per non-redeemable ordinary share	$0.03	$(0.23)	$(0.20)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Three Months Ended September 30, 2021
Net loss	$(152,593)	$-	$(152,593)
Less: income attributable to ordinary shares subject to possible redemption	$(5)	$5	$-
Adjusted net loss	$(152,598)	$152,598	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,278,411	1,278,411
Basic and diluted net loss per redeemable ordinary share	$-	$(0.09)	$(0.09)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,446,830	(1,245,072)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.03)	$(0.06)	$(0.09)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Nine Months Ended September 30, 2021
Net loss	$(433,831)	$-	$(433,831)
Less: income attributable to ordinary shares subject to possible redemption	$(17)	$17	$-
Adjusted net loss	$(433,848)	$433,848	$-
Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,334,319	1,334,319
Basic and diluted net loss per redeemable ordinary share	$-	$(0.24)	$(0.24)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,433,417	(1,231,659)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.10)	$(0.14)	$(0.24)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Nine Months Ended September 30, 2020
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$202,627	$(202,627)	$-
Accretion of carrying value to redemption value	$-	$2,007,819	$2,007,819

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Nine Months Ended September 30, 2021
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$433,829	$(433,829)	$-
Accretion of carrying value to redemption value	$-	$667,324	$667,324